Note 11 - Finance Expenses and Income - Finance Costs (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Interest expense	R$ (1,514.3)	R$ (1,488.1)		R$ (1,791.5)
Capitalized borrowings		0.4		2.3
Net Interest on pension plans	(105.3)	(103.0)		(77.6)
Losses on hedging instruments and exclusive investment funds	(1,286.0)	(1,181.2)		(543.0)
Interest on provision for disputes and litigations	(163.9)	(132.7)		(225.9)
Exchange variation	(637.2)	(756.9)		(339.5)
Interest and foreign exchange rate on loans	(41.5)	(8.0)		(16.8)
Financial instruments at fair value through profit or loss	(310.4)	(107.1)
Tax on financial transactions	(202.1)	(337.6)		(179.7)
Bank guarantee expenses	(136.2)	(126.3)		(89.5)
Other financial results	(172.1)	(264.6)		(176.5)
Total	(4,569.0)	(4,505.1)		(3,437.7)
Exceptional finance expense	(179.4)	(179.1)		(976.8)
Total	R$ (4,748.4)	R$ (4,684.2)	[1]	R$ (4,414.5)	[1]

[1]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).